Financial risk management objectives and policies - Currency risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Currency Risk Relative to EUR | United States Dollar (USD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (85,448)
Effect on pre-tax equity due to decrease in designated risk component	85,448
Effect on profit before tax equity due to increase in designated risk component	(150)
Effect on profit before tax equity due to decrease in designated risk component	$ 150
Currency Risk Relative to EUR | United Arab Emirates
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ 1,700
Effect on pre-tax equity due to decrease in designated risk component	(1,700)
Effect on profit before tax equity due to increase in designated risk component	(79)
Effect on profit before tax equity due to decrease in designated risk component	$ 79
Currency Risk Relative to EUR | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (4,932)
Effect on pre-tax equity due to decrease in designated risk component	4,932
Effect on profit before tax equity due to increase in designated risk component	31
Effect on profit before tax equity due to decrease in designated risk component	$ (31)
Currency Risk Relative to EUR | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (11,138)
Effect on pre-tax equity due to decrease in designated risk component	11,138
Effect on profit before tax equity due to increase in designated risk component	(286)
Effect on profit before tax equity due to decrease in designated risk component	$ 286
Currency Risk Relative to EUR | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (11,353)
Effect on pre-tax equity due to decrease in designated risk component	11,353
Effect on profit before tax equity due to increase in designated risk component	(118)
Effect on profit before tax equity due to decrease in designated risk component	$ 118
Currency Risk Relative to EUR | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,288)
Effect on pre-tax equity due to decrease in designated risk component	1,288
Effect on profit before tax equity due to increase in designated risk component	(16)
Effect on profit before tax equity due to decrease in designated risk component	$ 16
Currency Risk Relative to EUR | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,919)
Effect on pre-tax equity due to decrease in designated risk component	1,919
Effect on profit before tax equity due to increase in designated risk component	(17)
Effect on profit before tax equity due to decrease in designated risk component	$ 17
Currency Risk Relative to EUR | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,473)
Effect on pre-tax equity due to decrease in designated risk component	1,473
Effect on profit before tax equity due to increase in designated risk component	(26)
Effect on profit before tax equity due to decrease in designated risk component	$ 26
Currency Risk Relative to EUR | Rand (ZAR)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (794)
Effect on pre-tax equity due to decrease in designated risk component	794
Effect on profit before tax equity due to increase in designated risk component	(3)
Effect on profit before tax equity due to decrease in designated risk component	$ 3
Currency Risk Relative to EUR | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (16,177)
Effect on pre-tax equity due to decrease in designated risk component	16,177
Effect on profit before tax equity due to increase in designated risk component	(47)
Effect on profit before tax equity due to decrease in designated risk component	$ 47
Currency Risk Relative to EUR | Tunisian Dinar (TND)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (629)
Effect on pre-tax equity due to decrease in designated risk component	629
Effect on profit before tax equity due to increase in designated risk component	(21)
Effect on profit before tax equity due to decrease in designated risk component	$ 21
Currency Risk Relative to USD | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (3,214)
Effect on pre-tax equity due to decrease in designated risk component	3,214
Effect on profit before tax equity due to increase in designated risk component	376
Effect on profit before tax equity due to decrease in designated risk component	$ (376)
Currency Risk Relative to USD | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (2,658)
Effect on pre-tax equity due to decrease in designated risk component	2,658
Effect on profit before tax equity due to increase in designated risk component	(191)
Effect on profit before tax equity due to decrease in designated risk component	$ 191
Currency Risk Relative to USD | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (8,587)
Effect on pre-tax equity due to decrease in designated risk component	8,587
Effect on profit before tax equity due to increase in designated risk component	(1,636)
Effect on profit before tax equity due to decrease in designated risk component	$ 1,636
Currency Risk Relative to USD | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (733)
Effect on pre-tax equity due to decrease in designated risk component	733
Effect on profit before tax equity due to increase in designated risk component	0
Effect on profit before tax equity due to decrease in designated risk component	$ 0
Currency Risk Relative to USD | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (692)
Effect on pre-tax equity due to decrease in designated risk component	692
Effect on profit before tax equity due to increase in designated risk component	(70)
Effect on profit before tax equity due to decrease in designated risk component	$ 70
Currency Risk Relative to USD | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (832)
Effect on pre-tax equity due to decrease in designated risk component	832
Effect on profit before tax equity due to increase in designated risk component	(38)
Effect on profit before tax equity due to decrease in designated risk component	$ 38
Currency Risk Relative to USD | Rand (ZAR)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (696)
Effect on pre-tax equity due to decrease in designated risk component	696
Effect on profit before tax equity due to increase in designated risk component	10
Effect on profit before tax equity due to decrease in designated risk component	$ (10)
Currency Risk Relative to USD | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (5,037)
Effect on pre-tax equity due to decrease in designated risk component	5,037
Effect on profit before tax equity due to increase in designated risk component	420
Effect on profit before tax equity due to decrease in designated risk component	$ (420)
Currency Risk Relative to USD | Tunisian Dinar (TND)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,415)
Effect on pre-tax equity due to decrease in designated risk component	1,415
Effect on profit before tax equity due to increase in designated risk component	16
Effect on profit before tax equity due to decrease in designated risk component	$ (16)
Currency Risk Relative to USD | CFA Franc BCEAO (XOF)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,504)
Effect on pre-tax equity due to decrease in designated risk component	1,504
Effect on profit before tax equity due to increase in designated risk component	17
Effect on profit before tax equity due to decrease in designated risk component	$ (17)